Contractual Obligations (Additional Information) (Detail) (USD $)	Sep. 30, 2014
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due	$ 60,893
Purchase Obligation, Due in Next Twelve Months	15,223
Purchase Obligation, Due in Second Year	$ 45,670